Average Annual Total Returns{- Fidelity Flex Freedom Blend 2065 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2065 Fund	Fidelity Flex Freedom Blend 2065 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2065 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2065 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2065 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2065 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2065 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	18.48%	18.72%	[1]	16.74%	16.84%	[1]	11.73%	13.99%	[1]	18.40%	19.75%	[1]	16.54%	17.02%	[1]

[1]	(a)From June 28, 2019